Commitments and Contingencies (Tables)	12 Months Ended
Oct. 25, 2015
Commitments and Contingencies
Schedule of purchase commitments

Under these contracts, the Company is committed at October 25, 2015, to make purchases, assuming current price levels, as follows:

(in thousands)
2016	$ 1,427,178
2017	959,812
2018	688,677
2019	449,439
2020	326,233

Later Years	293,510

Total	$ 4,144,849

Schedule of noncancelable operating lease commitments

The Company has noncancelable operating lease commitments on facilities and equipment at October 25, 2015, as follows:

(in thousands)

2016	$ 11,250
2017	6,041
2018	4,586
2019	3,545
2020	3,034

Later Years	6,738

Total	$ 35,194

Schedule of purchase obligations that are not reflected in the consolidated statements of financial position

As of October 25, 2015, commitments related to those purchase orders, and all known contracts exceeding $1.0 million, are shown below.

(in thousands)
2016	$ 518,158
2017	28,212
2018	27,102
2019	2,794
2020	1,931

Later Years	8,866

Total	$ 587,063